Stockholder's Equity (Details) - USD ($)			1 Months Ended			12 Months Ended
	Oct. 11, 2022	Aug. 03, 2022	Jan. 20, 2023	Dec. 19, 2022	Apr. 28, 2022	Mar. 31, 2023	Feb. 12, 2023	Dec. 12, 2022	Jun. 03, 2020	Apr. 15, 2019
Stockholder's Equity (Details) [Line Items]
Shares issued									312,500
Price per share (in Dollars per share)	$ 1			$ 4.02
Price per share (in Dollars per share)									$ 30.84
Warrants to purchase	9,600,000		5,250,000
Aggregate share percentage									6.50%	6.00%
Ordinary shares, issued							3,331,146	842,272	25,000
Ordinary shares of exercise price (in Dollars per share)	$ 1.66	$ 1.5	$ 2.5
Price per share (in Dollars per share)					$ 2.02
Restricted common stock granted				2,150,000
Statutory accounts percentage						10.00%
Reserve fund percentage						50.00%
Private Placement [Member]
Stockholder's Equity (Details) [Line Items]
Shares issued	3,200,000	1,000,000								250,001
Price per share (in Dollars per share)		$ 1.5
Gross proceeds (in Dollars)	$ 3,200,000	$ 1,500,000
Price per share (in Dollars per share)	$ 1
Warrant [Member]
Stockholder's Equity (Details) [Line Items]
Price per share (in Dollars per share)										$ 37.5
Ordinary shares, issued								7,086,432		20,000
Price per share (in Dollars per share)	$ 1
Investor [Member] | Common Stock [Member]
Stockholder's Equity (Details) [Line Items]
Price per share (in Dollars per share)			$ 1.5
Warrants to purchase			1,750,000
Proceeds from private placement (in Dollars)			$ 2,625,000
Investor [Member] | Warrant [Member]
Stockholder's Equity (Details) [Line Items]
Warrants to purchase		1,000,000
Stock Compensation Plan Three [Member]
Stockholder's Equity (Details) [Line Items]
Number of granted shares					850,000
Service compensation expense (in Dollars)						$ 1,717,000